ALLOWANCE FOR LOAN LOSSES (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Loan Losses [Line Items]
Total loans, gross	$ 610,928	$ 627,249	$ 649,727	$ 679,475	$ 752,887
Performing [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	552,988	557,445		603,615
Nonperforming [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	57,940	69,804		75,860
Not Rated [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	159,758	177,684		199,448
Risk Grade Rating 1 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	4,121	2,977		1,188
Risk Grade Rating 2 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	1,311	2,825		5,086
Risk Grade Rating 3 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	16,389	18,564		27,128
Risk Grade Rating 4 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	276,191	250,641		239,925
Risk Grade Rating 5 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	75,082	72,749		97,534
Risk Grade Rating 6 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	78,076	101,809		109,166
Risk Grade Rating 7 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Risk Grade Rating 8 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Risk Grade Rating 9 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Agriculture and Agricultural Real Estate [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	15,322	12,004	14,760	15,931	20,453
Agriculture and Agricultural Real Estate [Member] | Performing [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	14,814	11,397		14,753
Agriculture and Agricultural Real Estate [Member] | Nonperforming [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	508	607		1,178
Agriculture and Agricultural Real Estate [Member] | Not Rated [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	191	126		158
Agriculture and Agricultural Real Estate [Member] | Risk Grade Rating 1 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Agriculture and Agricultural Real Estate [Member] | Risk Grade Rating 2 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	83	48		145
Agriculture and Agricultural Real Estate [Member] | Risk Grade Rating 3 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	761	880		3,547
Agriculture and Agricultural Real Estate [Member] | Risk Grade Rating 4 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	12,343	9,907		10,337
Agriculture and Agricultural Real Estate [Member] | Risk Grade Rating 5 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	1,024	322		274
Agriculture and Agricultural Real Estate [Member] | Risk Grade Rating 6 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	920	721		1,470
Agriculture and Agricultural Real Estate [Member] | Risk Grade Rating 7 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Agriculture and Agricultural Real Estate [Member] | Risk Grade Rating 8 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Agriculture and Agricultural Real Estate [Member] | Risk Grade Rating 9 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Commercial [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	65,253	58,194	58,983	63,762	76,783
Commercial [Member] | Performing [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	62,544	54,730		61,054
Commercial [Member] | Nonperforming [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	2,709	3,464		2,708
Commercial [Member] | Not Rated [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	3,285	4,182		823
Commercial [Member] | Risk Grade Rating 1 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	3,927	2,977		1,188
Commercial [Member] | Risk Grade Rating 2 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	122	114		341
Commercial [Member] | Risk Grade Rating 3 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	3,732	4,894		7,049
Commercial [Member] | Risk Grade Rating 4 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	37,416	29,935		32,726
Commercial [Member] | Risk Grade Rating 5 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	13,228	9,713		14,556
Commercial [Member] | Risk Grade Rating 6 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	3,543	6,379		7,079
Commercial [Member] | Risk Grade Rating 7 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Commercial [Member] | Risk Grade Rating 8 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Commercial [Member] | Risk Grade Rating 9 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Commercial Real Estate [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	268,768	283,014	293,270	307,075	323,351
Commercial Real Estate [Member] | Performing [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	238,413	246,107		270,072
Commercial Real Estate [Member] | Nonperforming [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	30,355	36,907		37,003
Commercial Real Estate [Member] | Not Rated [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		139
Commercial Real Estate [Member] | Risk Grade Rating 1 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Commercial Real Estate [Member] | Risk Grade Rating 2 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	961	1,850		3,735
Commercial Real Estate [Member] | Risk Grade Rating 3 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	10,519	10,735		14,331
Commercial Real Estate [Member] | Risk Grade Rating 4 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	170,821	167,207		163,586
Commercial Real Estate [Member] | Risk Grade Rating 5 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	44,483	45,262		65,611
Commercial Real Estate [Member] | Risk Grade Rating 6 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	41,984	57,960		59,673
Commercial Real Estate [Member] | Risk Grade Rating 7 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Commercial Real Estate [Member] | Risk Grade Rating 8 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Commercial Real Estate [Member] | Risk Grade Rating 9 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Construction Real Estate [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	15,064	18,419	18,499	23,423	46,310
Construction Real Estate [Member] | Performing [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	9,159	10,783		13,657
Construction Real Estate [Member] | Nonperforming [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	5,905	7,636		9,766
Construction Real Estate [Member] | Not Rated [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	2,603	2,927		3,021
Construction Real Estate [Member] | Risk Grade Rating 1 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Construction Real Estate [Member] | Risk Grade Rating 2 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	82		95
Construction Real Estate [Member] | Risk Grade Rating 3 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	111	163		322
Construction Real Estate [Member] | Risk Grade Rating 4 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	3,587	3,184		3,261
Construction Real Estate [Member] | Risk Grade Rating 5 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	3,806	5,086		6,124
Construction Real Estate [Member] | Risk Grade Rating 6 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	4,957	6,977		10,600
Construction Real Estate [Member] | Risk Grade Rating 7 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Construction Real Estate [Member] | Risk Grade Rating 8 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Construction Real Estate [Member] | Risk Grade Rating 9 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Residential Real Estate [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	231,544	240,332	248,155	255,555	269,153
Residential Real Estate [Member] | Performing [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	213,849	219,753		230,729
Residential Real Estate [Member] | Nonperforming [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	17,695	20,579		24,826
Residential Real Estate [Member] | Not Rated [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	143,422	159,743		181,853
Residential Real Estate [Member] | Risk Grade Rating 1 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Residential Real Estate [Member] | Risk Grade Rating 2 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	145	731		770
Residential Real Estate [Member] | Risk Grade Rating 3 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	1,266	1,885		1,853
Residential Real Estate [Member] | Risk Grade Rating 4 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	51,951	40,392		29,984
Residential Real Estate [Member] | Risk Grade Rating 5 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	8,610	8,426		10,969
Residential Real Estate [Member] | Risk Grade Rating 6 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	26,150	29,155		30,126
Residential Real Estate [Member] | Risk Grade Rating 7 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Residential Real Estate [Member] | Risk Grade Rating 8 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Residential Real Estate [Member] | Risk Grade Rating 9 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Consumer and Other [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	14,977	15,286	16,060	13,729	16,837
Consumer and Other [Member] | Performing [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	14,209	14,675		13,350
Consumer and Other [Member] | Nonperforming [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	768	611		379
Consumer and Other [Member] | Not Rated [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	10,257	10,706		13,454
Consumer and Other [Member] | Risk Grade Rating 1 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	194	0		0
Consumer and Other [Member] | Risk Grade Rating 2 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Consumer and Other [Member] | Risk Grade Rating 3 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	7		26
Consumer and Other [Member] | Risk Grade Rating 4 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	73	16		31
Consumer and Other [Member] | Risk Grade Rating 5 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	3,931	3,940		0
Consumer and Other [Member] | Risk Grade Rating 6 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	522	617		218
Consumer and Other [Member] | Risk Grade Rating 7 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Consumer and Other [Member] | Risk Grade Rating 8 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	0	0		0
Consumer and Other [Member] | Risk Grade Rating 9 [Member]
Allowance For Loan Losses [Line Items]
Total loans, gross	$ 0	$ 0		$ 0